Intangible assets, net (Schedule of Amortization Expenses Related to Intangible Assets) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Intangible assets, net
2023	$ 13
2024	5
2025	5
2026	5
2027	5
2028 and thereafter	$ 9